Management compensation and share based payments (Details)		12 Months Ended
	Oct. 02, 2017	Jun. 30, 2021 BRL (R$) R$ / shares shares	Jun. 30, 2020 BRL (R$)	Jun. 30, 2019 BRL (R$)
Management compensation and share based payments (Details) [Line Items]
Cummulative share percentage	2.00%
Exercise price per share (in Brazil Real per share) | R$ / shares		R$ 8.61
Stock options, description		To measure the fair value of the benefit, the Company considered the price of the AGRO3 stock on the date of the grant and projected the probable range of stock price at the end of the vesting period based on the past performance of the stock price in a period of 1 year and 4 months (compatible with the period between the grant in June 2018 and the end of the vesting period in October 2018).
Maximum number of shares issued (in Shares) | shares		441,563
Vesting settlement		3,707
ILPA Plan [Member]
Management compensation and share based payments (Details) [Line Items]
Expenses		R$ 2,550	R$ 3,529	R$ 1,648
Share based expense			R$ 4,193
Accumulated expenses		6,020		R$ 2,491
Officer And Board Of Director [Member]
Management compensation and share based payments (Details) [Line Items]
Total compensation		R$ 14,082